Advance to Suppliers and Other - Schedule of Advance to Suppliers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Advance To Suppliers Abstract
Advance to suppliers	$ 5,702,675	$ 8,548,744
Advance payment for potential factory lease	1,000,000	1,000,000
Less: allowance for doubtful accounts	(496,754)	(111,004)
Total	$ 6,205,921	$ 9,437,740